JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

August 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
JPMorgan Emerging Markets Equity Fund, JPMorgan Small Cap Core Fund, JPMorgan Growth and Income Fund and JPMorgan Value Advantage Fund
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the JPMorgan Small Cap Core Fund, JPMorgan Growth and Income Fund and JPMorgan Value Advantage Fund and the Statement of Additional Information for the J.P. Morgan Emerging Markets Equity Fund do not differ from the Prospectus and Statements of Additional Information contained in the Post-Effective Amendment No. 513 (Amendment No. 514 under the Investment Company Act of 1940) filed electronically on July 28, 2017.

If you have any questions, please call the undersigned at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary